Other reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Balance at Beginning	¥ 10,512,631	¥ 10,639,931	¥ 8,461,637
Other comprehensive income, net of tax
Foreign currency translation differences	426,145	(152,542)	(608,427)
Fair value changes on financial assets measured at fair value through other comprehensive income	5,324	(1,812)	(39)
Share premium from issuance of ordinary shares			2,697,674
Value of employee services and business cooperation arrangements	13,361	25,409	89,652
Vesting of shares under Restricted Share Unit Scheme	(4,720)	(700)	(566)
Exercise of shares under share option Scheme	331	2,345
Balance at Ending	10,953,072	10,512,631	10,639,931
Recapitalization reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	1,200,000	1,200,000	1,200,000
Other comprehensive income, net of tax
Balance at Ending	1,200,000	1,200,000	1,200,000
Share premium
Disclosure of reserves within equity [line items]
Balance at Beginning	9,627,159	9,627,159	6,929,485
Other comprehensive income, net of tax
Share premium from issuance of ordinary shares			2,697,674
Balance at Ending	9,627,159	9,627,159	9,627,159
Sharebased compensation reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	200,631	173,577	84,491
Other comprehensive income, net of tax
Value of employee services and business cooperation arrangements	13,361	25,409	89,652
Vesting of shares under Restricted Share Unit Scheme	(4,720)	(700)	(566)
Exercise of shares under share option Scheme	331	2,345
Balance at Ending	209,603	200,631	173,577
Foreign currency translation differences
Disclosure of reserves within equity [line items]
Balance at Beginning	(285,674)	(133,132)	475,295
Other comprehensive income, net of tax
Foreign currency translation differences	426,145	(152,542)	(608,427)
Balance at Ending	140,471	(285,674)	(133,132)
Others
Disclosure of reserves within equity [line items]
Balance at Beginning	(229,485)	(227,673)	(227,634)
Other comprehensive income, net of tax
Fair value changes on financial assets measured at fair value through other comprehensive income	5,324	(1,812)	(39)
Balance at Ending	¥ (224,161)	¥ (229,485)	¥ (227,673)